Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Operating and Finance Leases Balance Sheet Location
Leases were presented on the consolidated balance sheets as follows.

($ millions)	2022	2021
Operating leases
Other assets	43	40
Accounts payable and other current liabilities	(9)	(8)
Other liabilities	(34)	(32)

Finance leases (1)
Regulatory assets	132	127
PPE, net	206	210
Accounts payable and other current liabilities	(2)	(4)
Finance leases	(336)	(333)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

The components of lease expense were as follows.

Components of Lease Expense and Supplemental Lease Information

($ millions)	2022	2021
Operating lease cost	9	8
Finance lease cost:
Amortization	1	2
Interest	33	32
Variable lease cost	21	19
Total lease cost	64	61

Supplemental lease information follows.

($ millions, except as indicated)	2022	2021
Weighted average remaining lease term (years)
Operating leases	9	10
Finance leases	33	34
Weighted average discount rate (%)
Operating leases	4.1	3.8
Finance leases	5.0	5.1
Cash payments related to lease liabilities
Operating cash flows used for operating leases	(8)	(8)
Financing cash flows used for finance leases	(1)	(2)

Present Value of Minimum Finance Lease Payments
As at December 31, 2022, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2023	10	35	45
2024	9	35	44
2025	6	35	41
2026	5	35	40
2027	3	36	39
Thereafter	19	1,001	1,020
	52	1,177	1,229
Less: Imputed interest	(9)	(839)	(848)
Total lease obligations	43	338	381
Less: Current installments	(9)	(2)	(11)
	34	336	370

Present Value of Minimum Operating Lease Payments
As at December 31, 2022, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2023	10	35	45
2024	9	35	44
2025	6	35	41
2026	5	35	40
2027	3	36	39
Thereafter	19	1,001	1,020
	52	1,177	1,229
Less: Imputed interest	(9)	(839)	(848)
Total lease obligations	43	338	381
Less: Current installments	(9)	(2)	(11)
	34	336	370